Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments (Tables) [Abstract]
Reportable Segment Information
			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$13,670	$7	$647	$599	$22	$-		$14,945
Other Operating Segments	108	17	20	1	8	(154)		-
Total Revenues	$13,778	$24	$667	$600	$30	$(154)		$14,945

Asset Impairments and Other
Related Charges	$300	$-	$-	$-	$-	$-		$300
Depreciation and Amortization	1,734	3	29	28	-	(12)	(b)	1,782
Interest Income	7	-	-	-	20	(19)		8
Carrying Costs Income	53	-	-	-	-	-		53
Interest Expense	882	3	17	19	102	(35)	(b)	988
Income Tax Expense	560	17	7	3	17	-		604

Net Income (Loss)	1,299	43	15	7	(102)	-		1,262

Gross Property Additions	2,625	392	31	71	-	-		3,119

			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2011
Revenues from:
External Customers	$14,088	$3	$696	$305	$24	$-		$15,116
Other Operating Segments	112	5	20	1	8	(146)		-
Total Revenues	$14,200	$8	$716	$306	$32	$(146)		$15,116

Asset Impairments and Other
Related Charges	$139	$-	$-	$-	$-	$-		$139
Depreciation and Amortization	1,613	-	28	25	2	(13)	(b)	1,655
Interest Income	29	-	-	(1)	17	(18)		27
Carrying Costs Income	393	-	-	-	-	-		393
Interest Expense	886	1	18	18	43	(33)	(b)	933
Income Tax Expense (Credit)	722	2	24	(18)	88	-		818

Income (Loss) Before Extraordinary
Item	$1,549	$30	$45	$14	$(62)	$-		$1,576
Extraordinary Item, Net of Tax	373	-	-	-	-	-		373
Net Income (Loss)	$1,922	$30	$45	$14	$(62)	$-		$1,949

Gross Property Additions	$2,405	$263	$18	$2	$214	$-		$2,902

			Nonutility Operations
				Generation
	Utility	Transmission	AEP River	and	All Other	Reconciling
	Operations	Operations	Operations	Marketing	(a)	Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2010
Revenues from:
External Customers	$13,687	$-	$566	$173	$1	$-		$14,427
Other Operating Segments	105	1	22	-	14	(142)		-
Total Revenues	$13,792	$1	$588	$173	$15	$(142)		$14,427

Asset Impairments and Other
Related Charges	$-	$-	$-	$-	$-	$-		$-
Depreciation and Amortization	1,598	-	24	30	2	(13)	(b)	1,641
Interest Income	8	-	-	2	31	(20)		21
Carrying Costs Income	70	-	-	-	-	-		70
Interest Expense	942	-	14	20	58	(35)	(b)	999
Income Tax Expense (Credit)	651	(1)	19	(20)	(6)	-		643

Net Income (Loss)	1,192	9	37	25	(45)	-		1,218

Gross Property Additions	2,440	35	23	1	1	-		2,500

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2012
Total Property, Plant and Equipment	$55,707	$748	$636	$621	$8	$(266)		$57,454
Accumulated Depreciation and
Amortization	18,344	4	161	246	7	(71)		18,691
Total Property, Plant and
Equipment - Net	$37,363	$744	$475	$375	$1	$(195)		$38,763

Total Assets	$51,477	$1,216	$670	$1,005	$17,191	$(17,192)	(c)	$54,367

Investments in Equity Method Investees	24	393	43	-	5	-		465

			Nonutility Operations
				Generation		Reconciling
	Utility	Transmission	AEP River	and	All Other	Adjustments
	Operations	Operations	Operations	Marketing	(a)	(b)		Consolidated
	(in millions)
December 31, 2011
Total Property, Plant and Equipment	$54,396	$323	$608	$590	$11	$(258)		$55,670
Accumulated Depreciation and
Amortization	18,393	-	136	219	10	(59)		18,699
Total Property, Plant and
Equipment - Net	$36,003	$323	$472	$371	$1	$(199)		$36,971

Total Assets	$50,093	$594	$659	$868	$16,751	$(16,742)	(c)	$52,223

Investments in Equity Method Investees	24	256	17	-	2	-		299

(a)       All Other includes:

  Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.
  Tax and interest expense adjustments related to our UK operations, which were sold in 2004 and 2002.
  Forward natural gas contracts that were not sold with our natural gas pipeline and storage operations in 2004 and 2005. These contracts were financial derivatives which settled and expired in the fourth quarter of 2011.
  Revenue sharing related to the Plaquemine Cogeneration Facility, which ended in the fourth quarter of 2011.

(b)       Includes eliminations due to an intercompany capital lease.

(c)       Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.